Fixed assets - Depreciation and amortization - Property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization, property, plant and equipment	€ (4,838)	€ (4,791)	€ (4,708)
Network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization, property, plant and equipment	(4,095)	(3,981)	(3,805)
IFRS Technology Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization, property, plant and equipment	(290)	(300)	(307)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization, property, plant and equipment	(274)	(306)	(323)
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization, property, plant and equipment	€ (132)	€ (121)	€ (98)